Revenue - Schedule of Disaggregation of Revenues (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 926,240	₨ 890,884		₨ 897,603
Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	481,768	480,920		501,947
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	437,532	407,272		391,529
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919,300	888,192		893,476
IT services [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	481,768	480,920		501,947
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	437,532	407,272		391,529
IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	305,036	281,806		268,131
IT services [member] | Americas1 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	153,658	144,904		150,253
IT services [member] | Americas1 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	151,378	136,902		117,878
IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	268,532	271,965		269,387
IT services [member] | Americas2 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	126,105	137,385		140,676
IT services [member] | Americas2 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	142,427	134,580		128,711
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	243,645	240,187		253,817
IT services [member] | Europe [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	139,795	142,241		149,007
IT services [member] | Europe [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	103,850	97,946		104,810
IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,087	94,234		102,141
IT services [member] | APMEA [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	62,210	56,390		62,011
IT services [member] | APMEA [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,877	37,844		40,130
IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,940	2,692		4,127
IT products [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
IT products [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Rendering of services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919,300	888,192		893,476
Rendering of services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919,300	888,192		893,476
Rendering of services [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	305,036	281,806		268,131
Rendering of services [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	268,532	271,965		269,387
Rendering of services [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	243,645	240,187		253,817
Rendering of services [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,087	94,234		102,141
Rendering of services [member] | IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Sales of products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,940	2,692		4,127
Sales of products [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Sales of products [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Sales of products [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Sales of products [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Sales of products [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Sales of products [member] | IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,940	2,692		4,127
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,940	2,692		4,127
Products [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Products [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Products [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Products [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Products [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0		0
Products [member] | IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,940	2,692		4,127
Banking, Financial Services and Insurance [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	314,011	304,253		298,701
Banking, Financial Services and Insurance [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	842	1,240		2,462
Banking, Financial Services and Insurance [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	170,299	172,817		165,002
Banking, Financial Services and Insurance [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	96,587	91,965		95,475
Banking, Financial Services and Insurance [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46,283	38,231		35,762
Health [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	133,848	125,795		118,311
Health [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	116,104	108,305		95,496
Health [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,408	236		162
Health [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,944	13,982		17,699
Health [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,392	3,272		4,954
Consumer [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	168,970	169,313		167,212
Consumer [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107,075	103,875		102,439
Consumer [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,772	6,659		5,351
Consumer [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,537	43,435		43,035
Consumer [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,586	15,344		16,387
Technology and Communications | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	146,553	135,899	[1]	142,158	[1]
Technology and Communications | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	74,591	64,907	[1]	66,326	[1]
Technology and Communications | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,195	24,255	[1]	25,220	[1]
Technology and Communications | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,329	31,804	[1]	30,961	[1]
Technology and Communications | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,438	14,933	[1]	19,651	[1]
Energy, Manufacturing and Resources [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155,918	152,932	[1]	167,094	[1]
Energy, Manufacturing and Resources [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,424	3,479	[1]	1,408	[1]
Energy, Manufacturing and Resources [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	70,858	67,998	[1]	73,652	[1]
Energy, Manufacturing and Resources [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,248	59,001	[1]	66,647	[1]
Energy, Manufacturing and Resources [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 24,388	₨ 22,454	[1]	₨ 25,387	[1]

[1]	Effective October 1, 2024, the Company has reorganized its sectors by merging “Technology” and “Communications” into “Technology and Communications” sector, and by merging “Energy, Natural Resources and Utilities” and “Manufacturing” into “Energy, Manufacturing and Resources” sector. Comparative period disaggregation of revenue has been restated to give effect to this change.